CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Investment activities
Net assets acquisition by business combination		$ 150,510,313
Investment in-kind in other related parties		550,183
Capitalization of interest on buildings in progress	$ 36,589
Investing activities	$ 36,589	151,060,496
Financing activities
Capitalization of convertible notes		12,211,638
Purchase of own shares		(23,915,029)
Financing activities		$ (11,703,391)